Retirement benefit obligations - Schedule of Composition of Scheme Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Debt instruments
Corporate and other debt securities	£ 9,771	£ 7,396
Asset-backed securities	3	0
Debt instruments, percentage contributed to fair value of plan assets	31,482	29,931
Pooled investment vehicles	6,617	8,028
Property	132	130
Equity instruments	71	89
Money market instruments, cash, derivatives and other assets and liabilities	(9,119)	(8,115)
At 31 December	29,183	30,063
Quoted £m
Debt instruments
Corporate and other debt securities	9,771	7,396
Asset-backed securities	3	0
Debt instruments, percentage contributed to fair value of plan assets	31,482	29,931
Pooled investment vehicles	653	686
Property	0	0
Equity instruments	12	23
Money market instruments, cash, derivatives and other assets and liabilities	135	55
At 31 December	32,282	30,695
Unquoted £m
Debt instruments
Corporate and other debt securities	0	0
Asset-backed securities	0	0
Debt instruments, percentage contributed to fair value of plan assets	0	0
Pooled investment vehicles	5,964	7,342
Property	132	130
Equity instruments	59	66
Money market instruments, cash, derivatives and other assets and liabilities	(9,254)	(8,170)
At 31 December	(3,099)	(632)
Fixed interest government bonds
Debt instruments
Government securities	6,326	6,985
Fixed interest government bonds | Quoted £m
Debt instruments
Government securities	6,326	6,985
Fixed interest government bonds | Unquoted £m
Debt instruments
Government securities	0	0
Index-linked government bonds
Debt instruments
Government securities	15,382	15,550
Index-linked government bonds | Quoted £m
Debt instruments
Government securities	15,382	15,550
Index-linked government bonds | Unquoted £m
Debt instruments
Government securities	0	0
Investment grade
Debt instruments
Debt instruments, percentage contributed to fair value of plan assets	£ 29,876	£ 27,551